Intangible Assets - Summary of Intangible Assets (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Intangible Assets [Line Items]
Cost	¥ 8,571	¥ 6,923	¥ 6,095
Accumulated amortization	(5,672)	(4,874)	(4,063)
Net book amount	2,899	2,049	2,032
Opening net book amount	2,049	2,032
Additions	972	684
Business combinations	1,145	146
Disposals	(49)	(14)
Amortization charge	(1,218)	(799)	(781)
Closing net book amount	2,899	2,049	2,032
Domain Name Trademark And Internet Audio Video Program Transmission License
Disclosure Of Intangible Assets [Line Items]
Cost	1,650	1,650	1,650
Accumulated amortization	(1,220)	(1,077)	(934)
Net book amount	430	573	716
Opening net book amount	573	716
Amortization charge	(143)	(143)
Closing net book amount	430	573	716
Copyrights [Member]
Disclosure Of Intangible Assets [Line Items]
Cost	5,544	4,099	3,275
Accumulated amortization	(3,855)	(2,743)	(2,140)
Net book amount	1,689	1,356	1,135
Opening net book amount	1,356	1,135
Additions	960	678
Business combinations	388	146
Disposals	(45)	(13)
Amortization charge	(970)	(590)
Closing net book amount	1,689	1,356	1,135
Supplier resources [Member]
Disclosure Of Intangible Assets [Line Items]
Cost	316	337	337
Accumulated amortization	(315)	(335)	(334)
Net book amount	1	2	3
Opening net book amount	2	3
Disposals	(1)
Amortization charge		(1)
Closing net book amount	1	2	3
Corporate Customer Relationships
Disclosure Of Intangible Assets [Line Items]
Cost	40	244	244
Accumulated amortization	(18)	(216)	(207)
Net book amount	22	28	37
Opening net book amount	28	37
Amortization charge	(6)	(9)
Closing net book amount	22	28	37
Non-compete agreements [Member]
Disclosure Of Intangible Assets [Line Items]
Cost	93	176	176
Accumulated amortization	(15)	(162)	(156)
Net book amount	78	14	20
Opening net book amount	14	20
Business combinations	73
Amortization charge	(9)	(6)
Closing net book amount	78	14	20
Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Cost	928	417	413
Accumulated amortization	(249)	(341)	(292)
Net book amount	679	76	121
Opening net book amount	76	121
Additions	12	6
Business combinations	684
Disposals	(3)	(1)
Amortization charge	(90)	(50)
Closing net book amount	¥ 679	¥ 76	¥ 121